Additional information about derivatives financial instruments - Protection programs for the R$ denominated debt instruments (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)
Derivative financial instruments.
Confidence level to estimate value at risk (as a percentage)				95.00%	95.00%	95.00%	95.00%
Financial settlement inflows (outflows)	$ (67)	$ (240)	$ (1,602)
CDI vs. US$ fixed rate swap
Derivative financial instruments.
Receivable | R$				R$ 1,581		R$ 3,540
Payable					$ 456		$ 1,104
Average receivable rate				98.70%	98.70%
Average payable rate				3.12%	3.12%
Fair value of liabilities					$ (46)		(33)
Financial settlement inflows (outflows)	(28)
Value at risk					6
CDI vs. US$ fixed rate swap | 2019
Derivative financial instruments.
Fair value of liabilities					(13)
CDI vs. US$ fixed rate swap | 2020
Derivative financial instruments.
Fair value of liabilities					(21)
CDI vs. US$ fixed rate swap | 2021+
Derivative financial instruments.
Fair value of liabilities					(12)
TJLP vs. US$ fixed rate swap
Derivative financial instruments.
Receivable | R$				R$ 2,303		2,982
Payable					$ 994		1,323
Average receivable rate				1.20%	1.20%
Average payable rate				1.54%	1.54%
Fair value of liabilities					$ (370)		(381)
Financial settlement inflows (outflows)	(102)
Value at risk					20
TJLP vs. US$ fixed rate swap | 2019
Derivative financial instruments.
Fair value of liabilities					(306)
TJLP vs. US$ fixed rate swap | 2020
Derivative financial instruments.
Fair value of liabilities					(21)
TJLP vs. US$ fixed rate swap | 2021+
Derivative financial instruments.
Fair value of liabilities					(43)
TJLP vs. USD floating rate swap
Derivative financial instruments.
Receivable | R$				R$ 181		216
Payable					$ 107		123
Average receivable rate				0.84%	0.84%
Average payable rate				(1.24%)	(1.24%)
Fair value of liabilities					$ (56)		(53)
Financial settlement inflows (outflows)	(5)
Value at risk					2
TJLP vs. USD floating rate swap | 2019
Derivative financial instruments.
Fair value of liabilities					(56)
R$ fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Receivable | R$				R$ 1,078		1,158
Payable					$ 351		385
Average receivable rate				7.05%	7.05%
Average payable rate				(0.62%)	(0.62%)
Fair value of liabilities					$ (8)
Fair value of assets							24
Financial settlement inflows (outflows)	10
Value at risk					19
R$ fixed rate vs. US$ fixed rate swap | 2019
Derivative financial instruments.
Fair value of assets					9
R$ fixed rate vs. US$ fixed rate swap | 2020
Derivative financial instruments.
Fair value of assets					46
R$ fixed rate vs. US$ fixed rate swap | 2021+
Derivative financial instruments.
Fair value of liabilities					(63)
IPCA vs. US$ fixed rate swap
Derivative financial instruments.
Receivable | R$				R$ 1,315		1,000
Payable					$ 434		434
Average receivable rate				6.55%	6.55%
Average payable rate				3.98%	3.98%
Fair value of liabilities					$ (80)		(34)
Financial settlement inflows (outflows)	6
Value at risk					7
IPCA vs. US$ fixed rate swap | 2019
Derivative financial instruments.
Fair value of liabilities					(33)
IPCA vs. US$ fixed rate swap | 2020
Derivative financial instruments.
Fair value of liabilities					(10)
IPCA vs. US$ fixed rate swap | 2021+
Derivative financial instruments.
Fair value of liabilities					$ (37)
IPCA vs. CDI swap
Derivative financial instruments.
Receivable | R$				R$ 1,350		1,350
Payable | R$				R$ 1,350		R$ 1,350
Average receivable rate				6.62%	6.62%
Average payable rate				98.59%	98.59%
Fair value of assets					$ 89		$ 85
Financial settlement inflows (outflows)	$ 1
IPCA vs. CDI swap | 2019
Derivative financial instruments.
Fair value of liabilities					5
IPCA vs. CDI swap | 2020
Derivative financial instruments.
Fair value of liabilities					48
IPCA vs. CDI swap | 2021+
Derivative financial instruments.
Fair value of liabilities					$ 36